FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	£ 183,489	£ 150,971
Hedging instrument, assets	569	760
Gains (losses) on hedging instrument, fair value hedges	1,144	94
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	(1,001)	(32)
Fair value hedges [member] | Liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	62,295
Fair value hedges [member] | Assets [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	102,969
Fair value hedges [member] | Sterling LIBOR [member] | Liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	9,186
Fair value hedges [member] | Sterling LIBOR [member] | Assets [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	98,278
Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	426,740	556,945
Hedging instrument, liabilities	388	486
Gain (loss) on hedge ineffectiveness recognised in profit or loss	134	£ (25)
Cash flow hedges [member] | Sterling LIBOR [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	25,438
Interest Rate Benchmark Reform amendments [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	604,602
Interest Rate Benchmark Reform amendments [member] | Fair value hedges [member] | Sterling LIBOR [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	117,076
Interest Rate Benchmark Reform amendments [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	29,202
Interest Rate Benchmark Reform amendments [member] | Cash flow hedges [member] | Sterling LIBOR [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Notional amount	£ 400,439